FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

Interest rate risk management
As of June 30, 2017, we had nine (December 31, 2016: seven) interest rate swaps. These swaps are intended to reduce the risk associated with fluctuations in interest rates whereby the floating interest rate on an original principal amount of $500 million (December 31, 2016: $400 million) of the then anticipated debt was switched to fixed rate. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks, which may also participate in loan facilities to which the interest rate swaps are related.

The interest rate swaps are not designated as hedging instruments. Changes in the fair value of the interest rate swap transactions are recorded in "Loss on derivatives" in the consolidated statement of operations, as disclosed in Note 13.

Forward freight agreements
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are cleared through clearing houses and the Company uses NasdaqOMX in this respect. Credit risk exists to the extent that NasdaqOMX is unable to perform under the contracts but this risk is considered remote.

As of June 30, 2017, we had open positions aggregating to 210 days with maturities in the third quarter of 2017. As of December 31, 2016, we did not have any open positions.

The losses on freight forward agreements are recorded in "Loss on derivatives" in the consolidated statement of operations, as disclosed in Note 13.

Bunker derivatives
We enter into cargo contracts from time to time. We are then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are usually well established banks or other well renowned institutions in the market

As of June 30, 2017 and December 31, 2016, we had outstanding bunker swap agreements for about 23.7 thousand metric tonnes and 3.6 thousand metric tonnes, respectively.

Losses on bunker derivatives are recorded in "Loss on derivatives" in the consolidated statement of operations, as disclosed in Note 13.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. We are then exposed to currency fluctuations and we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks.

As of June 30, 2017 and December 31, 2016, we had contracts to swap USD to NOK for a notional amount of $6.9 million and $7.2 million, respectively.

Changes in the fair value of foreign currency swaps are recorded in "Loss on derivatives" in the consolidated statement of operations, as disclosed in Note 13.

Fair values
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments at June 30, 2017 and December 31, 2016 are as follows:

	2017	2017	2016	2016
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	122,699	122,699	212,942	212,942
Restricted cash	68,529	68,529	54,112	54,112
Liabilities
Long term debt - floating	1,087,371	1,087,371	886,468	886,468
Long term debt - convertible bond	179,914	182,286	162,122	177,300
Long term debt - related party seller's credit	22,500	22,500	—	—

The fair value hierarchy of our financial instruments at June 30, 2017 is as follows:

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	122,699	122,699	—	—
Restricted cash	68,529	68,529	—	—
Liabilities
Long term debt - floating	1,087,371	—	1,087,371	—
Long term debt - convertible bond	179,914	—	179,914	—
Long term debt - related party seller's credit	22,500	—	22,500	—

The fair value hierarchy of our financial instruments at December 31, 2016 is as follows:

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	212,942	212,942	—	—
Restricted cash	54,112	54,112	—	—
Liabilities
Long term debt - floating	886,468	—	886,468	—
Long term debt - convertible bond	162,122	—	162,122	—

There have been no transfers between different levels in the fair value hierarchy during the six months ended June 30, 2017.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.

•	Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.

•	Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.

•	Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis
During the six months ended June 30, 2017, no assets were measured at fair value on a nonrecurring basis.

During the year ended December 31, 2016, the following assets were measured at fair value on a nonrecurring basis:

•	The investment in Golden Opus Inc was measured at fair value; the fair value was based on level three inputs, the expected market values of the underlying assets and liabilities.

•
The Golden Lyderhorn, a vessel held under capital lease was measured at fair value; the fair value was based on level three inputs, was determined using discounted expected future cash flows for the vessel.

•	The other long term asset acquired on completion of the Merger was measured at fair value; the fair value was based on level three inputs, the recoverable principal amount from the counterparty.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1) for the investment in a company listed on a U.S. stock exchange and level two for the investment in the company listed on the Norwegian 'over the counter' market.

The fair value (level 2) of interest rate, currency swap, deposit-swap contract and bunker swap agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, DnB ASA and Nordea Bank Norge ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.